Income Tax	12 Months Ended
Dec. 31, 2017
Just Right Products, Inc. [Member]
Income Tax

NOTE 7 – INCOME TAX

As of December 31, 2017, and 2016, the Company has net operating loss carry forwards of $- and $91,000, respectively. The carry forwards expire through the year 2037. The Company’s net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 34% to loss before taxes), as follows:

	For the Years Ended
	December 31,
	2017	2016

Tax expense (benefit) at the statutory rate	$78,000	$4,000
State income taxes, net of federal income tax benefit	-	-
Utilization of net operating loss	(44,500)	(4,000)

Total	$33,500	$–

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities.

The tax years 2014 through 2017 remain open to examination by federal agencies and other jurisdictions in which it operates.

The Company has no deferred income taxes or liabilities at December 31, 2017. The Company has a deferred tax asset as of December 31, 2016  for its net operating loss carryforwards of approximately $91,000 which would have a 100% valuation allowance.

On December 22, 2017, the U.S. enacted comprehensive tax legislation with the Tax Act, making broad and complex changes to U.S. tax law, including lowering the U.S. corporate income tax rate to 21%, transitioning to a modified territorial system, and providing for current expensing of certain qualifying capital expenditures. The Company had no impact as a result of enactment of the Tax Act.

The lower corporate income tax rate of 21% is effective January 1, 2018, resulting in a U.S. statutory federal tax rate of approximately 34% for fiscal 2017, and 21% for subsequent fiscal years, which provided no benefit to our fiscal 2017 tax provision.

The reduction of the U.S. corporate tax rate requires a remeasurement of our U.S. deferred tax assets and liabilities to the lower federal base rate of 21%. This had no impact for fiscal 2017.